EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2019
Exploration And Evaluation Assets [Abstract]
EXPLORATION AND EVALUATION ASSETS [Text Block]

9. Exploration and Evaluation Assets

	North Kivu	Ngayu	KGL-Somituri	Total
Cost
Balance as at January 1, 2018	$10,158,956	$17,324,607	$-	$27,483,563
Additions	122,568	2,756,104	-	2,878,672
Earn-in Barrick payment	-	(2,619,804)	-	(2,619,804)
Balance as at December 31, 2018	$10,281,524	$17,460,907	$-	$27,742,431
Additions	159,205	2,756,814	254,283	3,170,302
Earn-in Barrick payment	-	(2,762,890)	-	(2,762,890)
Balance as at December 31, 2019	$10,440,729	$17,454,831	$254,283	$28,149,843

There is $602,250 of intangible exploration and evaluation expenditures as at December 31, 2019 (December 31, 2018 - $602,250).These Intangible exploration and evaluation assets are in relation to mineral rights acquired with respect to the Ngayu ($150,000), Devon ($152,250) and Navarro ($300,000) properties. The intangibles have not been included in the table above.

The Company's exploration and evaluation assets are subject to renewal of the underlying permits and rights and government royalties.

a. North Kivu

The North Kivu project is situated in the North Kivu Province in eastern Congo to the northwest of Lake Edward and consists of various exploration permits. All of these exploration permits are currently under force majeure due to the poor security situation, affecting the Company's ability to carry out the desired exploration activities.  The duration of the event of force majeure is added to the time limit for execution of obligations under the permits. Exploration estimates to date have not advanced to the stage of being able to identify the quantity of possible resources available for potential mining. Under force majeure, the Company has no tax payment obligations and does not lose tenure of mining titles until force majeure is lifted.

b.  Ngayu

The Ngayu project consists of various exploration permits and is found within the Tshopo Province in the northeast of the Congo, approximately 270 kilometers northeast of Kisangani. The Ngayu project covers part of the Ngayu Archaean greenstone belt which is one of a number of greenstone belts in the north-east Congo Archaeancraton that includes the Kilo and Moto greenstone belts. These Archaean greenstone belts are the northwestern extensions of the Lake Victoria greenstone belt terrain that hosts a number of world class gold deposits including Geita and Bulyanhulu.

In 2015, due to a decrease in gold prices coupled with the reduction of the exploration budget, the Company conducted an impairment analysis whereby the carrying value of the Ngayu exploration and evaluation asset as at December 31, 2015 was assessed for possible impairment. The asset's recoverable amount was calculated applying a fair value of $15 per ounce of gold in the ground, which was provided by a valuation analysis of an independent report on similar African exploration companies, to the Ngayu project's Makapela estimated mineral resource. Since the carrying value of the asset was determined to be higher than its recoverable amount, an impairment loss of $2,300,000 was recorded during the year ended December 31, 2015.  As at December 31, 2018 and 2019, the Company conducted an analysis of various factors and determined that there was no further impairment recognized by IFRS 6, and no evidence to support an impairment reversal. As at December 31, 2019, the Company determined that no impairment charge or gain was required.

c. Devon

The Devon properties consist of three (3) exploration permits situated in the province of Haut-Uele in north eastern Congo. These exploration permits were renewed during 2018 and  are subject to final DRC Cadastre Minier (CAMI) administrative processing.

d. Navarro

The Navarro properties consist of six (6) exploration permits situated in the provinces of Ituri and Haut-Uele in north eastern Congo.

e. KGL-Somituri

The KGL-Somituri properties consist of six (6) mining licenses valid until 2039 and which cover an area of 361 square kilometers within the Archaean Ngayu Greenstone Belt in the Ituri and Haut Uele provinces in north eastern Congo. The Company's interest in the KGL-Somituri properties was acquired in September 2019 through the agreement with Resolute, KGL and Kilo Inc. (see Note 4). The six mining licenses (Exploitation permits) are registered in the name of KGL-Somituri, a company incorporated under the laws of the Congo in which the Company holds a 71.25% interest and the minority partners hold 28.75% (including 5% free carried interest owned by the government of the Congo). See Notes 4 and 21.

Under an agreement signed in April 2010 with the minority partners of KGL-Somituri, the Company's subsidiary Loncor Kilo Inc. agreed to finance all activities of KGL-Somituri, until the filing of a bankable feasibility study, by way of loans which bear interest at the rate of 5% per annum. Within thirty days of the receipt of a bankable feasibility study, the minority partners may collectively elect to exchange their equity participation for either a 2% net smelter royalty, or a 1% net smelter royalty plus an amount equal to 2 Euros per ounce of proven mineral reserves.

f. KGL-Isiro

The KGL-Isiro properties consist of eleven (11) exploration permits registered in the name of KGL-Isiro SARL and covering an area of 1,884 square kilometers in the province of Haut Uele, in north eastern Congo. The Company owns through Loncor Kilo Inc. 100% of the common shares and 88.5% of the preferred shares of Kilo Isiro Atlantic Ltd. Kilo Isiro Atlantic Ltd. owns 49% of the shares of Isiro (Jersey) Limited, which in turn owns 100% of the shares in KGL-Isiro SARL (a company registered in the Congo).

The KGL Isiro SARL permits were put under force majeure with effect from February 14, 2014 pending resolution of a court action involving these properties and their expiry is extended by the period of force majeure.

Pursuant to a Joint Venture Agreement, amended July 9, 2013, with Randgold Resources Limited (which is now named Barrick Gold Corporation ("Barrick"), Barrick agreed to fund a phased exploration program on the permits held in KGL Isiro SARL. Delivery of a pre-feasibility study entitles Barrick to a 51% interest in Isiro (Jersey) Limited which can be increased to 65% upon delivery of a bankable feasibility study should the Company not contribute proportionately to the exploration program post pre-feasibility study.

Additional Barrick Agreements

In January 2016, the Company's subsidiary, Loncor Resources Congo SARL ("Loncor Congo"), entered into an agreement with Randgold Resources (DRC) Limited (which is now named Barrick Gold (Congo) SARL)("Barrick") with respect to a portion of the Company's Ngayu project. This agreement provides for the potential future establishment of a joint venture special purpose company ("Mining Company") between Loncor Congo and Barrick. The Mining Company will be established only if exploration activities undertaken by Barrick at the Ngayu project result in an approved completed pre-feasibility study on any gold discovery meeting the investment criteria of Barrick.  The agreement does not include certain parcels of land surrounding and including the Makapela and Yindi prospects which are retained by Loncor Congo and do not form part of the agreement.

Loncor Congo shall only be called upon to contribute to the future costs of the Mining Company after the approval of the completed pre-feasibility study. The parties will then (a) contribute to the funding required pro rata to their participating interests (65% for Barrick and 35% for Loncor Congo, less the free carried interest attributable to Congo authorities under applicable law, determined at the time of establishment) once the Mining Company has been established and any mining rights with respect to the area of discovery are transferred to the Mining Company, or (b) be diluted. The decision-making committee of the Mining Company will determine whether the funding is contributed (for the purpose of funding the Mining Company) by way of equity or shareholder loans.

The Devon properties are also part of an agreement with Barrick, with the terms similar to the terms of Barrick's agreement with Loncor Congo, as summarized above.